Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2023
Registrant Name	dei_EntityRegistrantName	COHEN & STEERS PREFERRED SECURITIES & INCOME FUND, INC.
Entity Central Index Key	dei_EntityCentralIndexKey	0001484750
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 19, 2025
Document Effective Date	dei_DocumentEffectiveDate	Mar. 19, 2025
Prospectus Date	rr_ProspectusDate	May 01, 2024
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A